Vanguard® Multi-Sector Income Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (11.0%)
	United States Treasury Note/Bond	0.250%	5/31/25	100	91
[1,2]	United States Treasury Note/Bond	1.750%	3/15/25	136	129
	United States Treasury Note/Bond	1.875%	11/15/51	99	63
	United States Treasury Note/Bond	2.625%	4/15/25	235	226
	United States Treasury Note/Bond	2.875%	5/15/52	137	110
	United States Treasury Note/Bond	3.000%	7/15/25–8/15/52	144	127
	United States Treasury Note/Bond	3.125%	8/15/25	130	126
	United States Treasury Note/Bond	3.250%	5/15/42	30	26
	United States Treasury Note/Bond	3.375%	8/15/42	174	155
	United States Treasury Note/Bond	3.500%	9/15/25	400	392
	United States Treasury Note/Bond	3.875%	11/30/29	1	1
	United States Treasury Note/Bond	4.000%	12/15/25	30	30
[3]	United States Treasury Note/Bond	4.250%	12/31/24–10/15/25	776	776
	United States Treasury Note/Bond	4.375%	2/15/38	45	47
	United States Treasury Note/Bond	4.500%	11/15/25–5/15/38	183	186
Total U.S. Government and Agency Obligations (Cost $2,551)					2,485
Corporate Bonds (75.6%)
Belgium (0.5%)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	113	112
Canada (1.7%)
[4]	1011778 BC ULC	3.875%	1/15/28	50	45
[4]	Air Canada	3.875%	8/15/26	120	106
	Bank of Montreal	3.088%	1/10/37	25	19
	Bank of Nova Scotia	2.450%	2/2/32	25	20
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Canadian Pacific Railway Co.	1.750%	12/2/26	10	9
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	80	73
	Nutrien Ltd.	4.200%	4/1/29	20	19
	TransAlta Corp.	7.750%	11/15/29	50	51
[4]	Videotron Ltd.	3.625%	6/15/29	40	34
					385
France (0.5%)
[4]	SPCM SA	3.125%	3/15/27	50	43
[4]	SPCM SA	3.375%	3/15/30	70	57
					100
Germany (0.1%)
[5]	Deutsche Bank AG	3.547%	9/18/31	20	16
Indonesia (0.8%)
[4]	Freeport Indonesia PT	6.200%	4/14/52	200	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ireland (0.6%)
	AerCap Ireland Capital DAC	1.150%	10/29/23	150	144
Japan (2.5%)
[5]	Mizuho Financial Group Inc.	2.201%	7/10/31	50	39
[4]	Nissan Motor Co. Ltd.	3.043%	9/15/23	315	308
	Nomura Holdings Inc.	2.172%	7/14/28	200	165
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	50	40
					552
Macao (0.2%)
[4]	Studio City Co. Ltd.	7.000%	2/15/27	50	47
Netherlands (0.2%)
[4]	UPC Broadband Finco BV	4.875%	7/15/31	20	17
[4]	VZ Secured Financing BV	5.000%	1/15/32	30	24
					41
Poland (0.5%)
[4]	Canpack SA	3.875%	11/15/29	145	115
United Kingdom (3.7%)
	AstraZeneca Finance LLC	1.200%	5/28/26	60	53
	Barclays plc	4.375%	9/11/24	200	196
	Diageo Capital plc	5.500%	1/24/33	100	105
	HSBC Holdings plc	2.999%	3/10/26	200	188
[5]	NatWest Group plc	3.754%	11/1/29	200	185
[4]	Rolls-Royce plc	3.625%	10/14/25	125	115
					842
United States (64.3%)
	AbbVie Inc.	3.200%	5/14/26	75	71
	AbbVie Inc.	4.250%	11/14/28	113	109
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	50	48
	Albemarle Corp.	4.650%	6/1/27	5	5
	Albemarle Corp.	5.050%	6/1/32	10	9
[4]	Allison Transmission Inc.	4.750%	10/1/27	80	74
	Ally Financial Inc.	4.750%	6/9/27	25	23
	Amazon.com Inc.	4.700%	12/1/32	50	50
[4]	American Airlines Inc.	5.500%	4/20/26	150	144
	American Express Co.	3.950%	8/1/25	50	49
	American Express Co.	5.850%	11/5/27	20	21
	American Tower Corp.	2.100%	6/15/30	30	24
	Amgen Inc.	3.000%	2/22/29	40	35
[4]	Antero Resources Corp.	5.375%	3/1/30	80	74
	Apple Inc.	3.350%	8/8/32	70	64
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	50	41
	AT&T Inc.	2.750%	6/1/31	60	50
[4]	Avient Corp.	7.125%	8/1/30	50	49
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	160	148
	Ball Corp.	6.875%	3/15/28	25	26
	Ball Corp.	3.125%	9/15/31	60	48
	Bank of America Corp.	1.734%	7/22/27	88	77
[5]	Bank of America Corp.	4.271%	7/23/29	40	37
[5]	Bank of America Corp.	1.922%	10/24/31	35	27
[5]	Bank of New York Mellon Corp.	3.400%	1/29/28	20	19
[5]	Bank of New York Mellon Corp.	3.300%	8/23/29	25	22
	Bath & Body Works Inc.	7.500%	6/15/29	55	54
	Baxter International Inc.	3.950%	4/1/30	30	27
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	40	37
[4]	Big River Steel LLC	6.625%	1/31/29	110	105
	Boeing Co.	2.750%	2/1/26	113	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Properties LP	3.650%	2/1/26	60	57
	Boyd Gaming Corp.	4.750%	12/1/27	80	75
	BP Capital Markets America Inc.	4.234%	11/6/28	80	77
	BP Capital Markets America Inc.	3.633%	4/6/30	25	23
	Broadcom Inc.	4.300%	11/15/32	30	26
[4]	Cable One Inc.	4.000%	11/15/30	75	58
[4]	Caesars Resort Collection LLC	5.750%	7/1/25	35	34
[4]	Calpine Corp.	5.125%	3/15/28	80	72
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	65	60
[4]	Carnival Corp.	4.000%	8/1/28	130	106
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	15	15
[5]	Caterpillar Financial Services Corp.	4.900%	1/17/25	100	100
[4]	CCO Holdings LLC	5.000%	2/1/28	80	73
[4]	CCO Holdings LLC	6.375%	9/1/29	80	75
[4]	CCO Holdings LLC	4.750%	3/1/30	80	69
[4]	Cedar Fair LP	5.500%	5/1/25	90	89
	Celanese US Holdings LLC	5.900%	7/5/24	20	20
	Celanese US Holdings LLC	6.165%	7/15/27	10	10
	Centene Corp.	2.450%	7/15/28	120	101
	Centene Corp.	3.000%	10/15/30	40	33
[4]	Charles River Laboratories International Inc.	4.250%	5/1/28	50	46
[4]	Chart Industries Inc.	7.500%	1/1/30	20	20
[4]	Chart Industries Inc.	9.500%	1/1/31	50	51
	Charter Communications Operating LLC	4.908%	7/23/25	120	118
[4]	Chemours Co.	4.625%	11/15/29	75	62
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	30	31
	Cheniere Energy Partners LP	4.000%	3/1/31	80	69
[4]	Churchill Downs Inc.	4.750%	1/15/28	150	134
[5]	Citigroup Inc.	3.352%	4/24/25	85	82
	Citigroup Inc.	4.400%	6/10/25	55	54
[5]	Citigroup Inc.	3.668%	7/24/28	20	18
	Citigroup Inc.	4.125%	7/25/28	35	33
[5]	Citigroup Inc.	2.666%	1/29/31	45	37
[4]	Clarios Global LP	6.250%	5/15/26	80	78
[4]	Clarios Global LP	8.500%	5/15/27	110	108
[4]	Clean Harbors Inc.	4.875%	7/15/27	80	76
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	90	83
[4]	Cleveland-Cliffs Inc.	6.750%	3/15/26	50	50
[4]	Cloud Software Group Holdings Inc.	6.500%	3/31/29	85	72
[4]	CNX Resources Corp.	7.375%	1/15/31	15	14
[4]	Cogent Communications Group Inc.	7.000%	6/15/27	35	34
[4]	Colgate Energy Partners III LLC	7.750%	2/15/26	40	39
[4]	Colgate Energy Partners III LLC	5.875%	7/1/29	85	73
	Comcast Corp.	5.250%	11/7/25	10	10
	Comcast Corp.	5.350%	11/15/27	10	10
[4]	CommScope Inc.	6.000%	3/1/26	80	74
[4]	Condor Merger Sub Inc.	7.375%	2/15/30	45	36
	ConocoPhillips Co.	6.950%	4/15/29	10	11
[4]	Corebridge Financial Inc.	3.500%	4/4/25	10	10
[4]	Corebridge Financial Inc.	3.650%	4/5/27	10	9
[4]	Corebridge Financial Inc.	3.850%	4/5/29	10	9
[4]	Corebridge Financial Inc.	3.900%	4/5/32	10	9
[4]	CrownRock LP	5.625%	10/15/25	80	77
[4]	CSC Holdings LLC	4.625%	12/1/30	40	22
[4]	CSC Holdings LLC	3.375%	2/15/31	25	16
	CubeSmart LP	2.500%	2/15/32	25	19
	CVS Health Corp.	4.300%	3/25/28	113	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dana Inc.	4.500%	2/15/32	70	57
[4]	DaVita Inc.	3.750%	2/15/31	70	52
	DCP Midstream Operating LP	5.625%	7/15/27	140	139
	Dell International LLC	5.850%	7/15/25	115	116
[4]	Delta Air Lines Inc.	4.750%	10/20/28	142	134
	Devon Energy Corp.	5.850%	12/15/25	50	51
	Diamondback Energy Inc.	3.125%	3/24/31	5	4
[4]	Directv Financing LLC	5.875%	8/15/27	100	90
[4]	DISH DBS Corp.	5.250%	12/1/26	45	38
[4]	DISH DBS Corp.	5.750%	12/1/28	15	12
	DISH DBS Corp.	5.125%	6/1/29	30	19
[4]	DISH Network Corp.	11.750%	11/15/27	55	57
	Dow Chemical Co.	2.100%	11/15/30	30	24
[4]	DT Midstream Inc.	4.125%	6/15/29	160	137
	Duke Energy Corp.	5.000%	12/8/27	10	10
	Duke Energy Progress LLC	3.400%	4/1/32	30	27
	eBay Inc.	5.950%	11/22/27	10	10
	eBay Inc.	6.300%	11/22/32	15	16
[4]	Element Solutions Inc.	3.875%	9/1/28	80	68
	Encompass Health Corp.	4.500%	2/1/28	40	36
[4]	Energizer Holdings Inc.	4.750%	6/15/28	97	84
[4]	Energizer Holdings Inc.	4.375%	3/31/29	70	60
[5]	Energy Transfer LP	5.500%	6/1/27	50	50
	Energy Transfer LP	5.750%	2/15/33	20	20
[4]	EnLink Midstream LLC	5.625%	1/15/28	110	105
[4]	Entegris Escrow Corp.	4.750%	4/15/29	30	27
[4]	Entegris Escrow Corp.	5.950%	6/15/30	100	92
[4]	EQM Midstream Partners LP	7.500%	6/1/27	30	29
	EQM Midstream Partners LP	5.500%	7/15/28	100	89
[4]	EQM Midstream Partners LP	7.500%	6/1/30	50	48
	EQT Corp.	6.125%	2/1/25	25	25
	EQT Corp.	5.678%	10/1/25	15	15
	ERP Operating LP	2.500%	2/15/30	20	17
[4]	Exelon Corp.	3.350%	3/15/32	50	44
[5]	FirstEnergy Corp.	1.600%	1/15/26	50	44
	FirstEnergy Corp.	2.650%	3/1/30	110	90
	Ford Motor Co.	9.625%	4/22/30	5	6
	Ford Motor Credit Co. LLC	2.900%	2/16/28	40	33
	Ford Motor Credit Co. LLC	2.900%	2/10/29	150	120
	Ford Motor Credit Co. LLC	4.000%	11/13/30	25	21
	Ford Motor Credit Co. LLC	3.625%	6/17/31	35	28
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	50	39
[4]	Gates Global LLC	6.250%	1/15/26	60	58
[4]	GE HealthCare Technologies Inc.	5.650%	11/15/27	100	101
	General Dynamics Corp.	3.250%	4/1/25	98	95
	Global Payments Inc.	1.500%	11/15/24	10	9
	Global Payments Inc.	2.150%	1/15/27	20	17
	Goldman Sachs Group Inc.	3.850%	1/26/27	50	48
	Goldman Sachs Group Inc.	2.383%	7/21/32	25	19
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	50	42
[4]	Graham Packaging Co. Inc.	7.125%	8/15/28	50	42
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	15	13
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	20	18
[4]	HCA Inc.	3.625%	3/15/32	30	25
	Hess Corp.	7.300%	8/15/31	5	5
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	1.875%	9/15/31	5	4
	Home Depot Inc.	3.250%	4/15/32	10	9
	Home Depot Inc.	4.500%	9/15/32	25	25
	Intercontinental Exchange Inc.	2.100%	6/15/30	20	16
[4]	ITC Holdings Corp.	4.950%	9/22/27	150	148
	JPMorgan Chase & Co.	3.125%	1/23/25	65	63
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	95	92
	JPMorgan Chase & Co.	1.470%	9/22/27	65	56
	JPMorgan Chase & Co.	4.323%	4/26/28	30	29
	JPMorgan Chase & Co.	2.069%	6/1/29	40	33
	JPMorgan Chase & Co.	1.953%	2/4/32	50	38
	JPMorgan Chase & Co.	4.586%	4/26/33	5	5
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	50	40
	KB Home	7.250%	7/15/30	30	29
	Keurig Dr Pepper Inc.	3.200%	5/1/30	30	26
	Kilroy Realty LP	4.750%	12/15/28	60	55
	KLA Corp.	4.650%	7/15/32	20	20
	Kraft Heinz Foods Co.	3.750%	4/1/30	80	73
[4]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	45	36
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	65	58
[4]	Level 3 Financing Inc.	4.250%	7/1/28	120	95
[4]	Lithia Motors Inc.	4.625%	12/15/27	110	100
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	110	108
	Lockheed Martin Corp.	4.950%	10/15/25	150	151
	Lockheed Martin Corp.	5.250%	1/15/33	80	83
	Lowe's Cos. Inc.	3.350%	4/1/27	5	5
	Lowe's Cos. Inc.	3.750%	4/1/32	15	13
[4]	Match Group Holdings II LLC	4.625%	6/1/28	30	27
[4]	Mattel Inc.	3.375%	4/1/26	20	18
[4]	Mattel Inc.	5.875%	12/15/27	15	15
[4]	Medline Borrower LP	3.875%	4/1/29	60	48
	Merck & Co. Inc.	2.150%	12/10/31	40	33
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	163	162
	Mondelez International Inc.	2.750%	4/13/30	28	24
[5]	Morgan Stanley	1.512%	7/20/27	85	74
[5]	Morgan Stanley	3.622%	4/1/31	20	18
	Morgan Stanley	4.889%	7/20/33	30	28
	Morgan Stanley	5.297%	4/20/37	20	18
	MPLX LP	4.000%	3/15/28	25	23
	MPT Operating Partnership LP	3.500%	3/15/31	75	52
[4]	Mueller Water Products Inc.	4.000%	6/15/29	75	66
[4]	NCL Corp. Ltd.	5.875%	2/15/27	75	65
[4]	NCL Corp. Ltd.	7.750%	2/15/29	35	26
	Netflix Inc.	4.875%	4/15/28	120	117
	Newell Brands Inc.	4.450%	4/1/26	5	5
	Newell Brands Inc.	6.375%	9/15/27	5	5
	Newell Brands Inc.	6.625%	9/15/29	10	10
	Newmont Corp.	2.800%	10/1/29	55	47
[4]	News Corp.	3.875%	5/15/29	200	173
[4]	Nexstar Media Inc.	5.625%	7/15/27	150	138
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	15	12
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	20	20
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	4	4
[4]	Novelis Corp.	4.750%	1/30/30	60	53
[4]	Novelis Corp.	3.875%	8/15/31	27	22
	Nucor Corp.	3.125%	4/1/32	10	9
	Occidental Petroleum Corp.	6.375%	9/1/28	50	51
	Occidental Petroleum Corp.	6.125%	1/1/31	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	6.600%	3/15/46	10	10
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	80	66
[4]	Olympus Water US Holding Corp.	6.250%	10/1/29	5	4
	OneMain Finance Corp.	6.125%	3/15/24	50	48
	OneMain Finance Corp.	3.500%	1/15/27	25	21
	Oracle Corp.	6.150%	11/9/29	40	42
	Oracle Corp.	6.250%	11/9/32	30	32
[4]	Organon & Co.	4.125%	4/30/28	160	142
	Ovintiv Exploration Inc.	5.375%	1/1/26	50	50
	Pacific Gas & Electric Co.	2.100%	8/1/27	40	34
[4]	Performance Food Group Inc.	5.500%	10/15/27	70	67
[4]	Performance Food Group Inc.	4.250%	8/1/29	30	26
	Philip Morris International Inc.	3.250%	11/10/24	60	58
	Philip Morris International Inc.	5.125%	11/15/24	55	55
	Philip Morris International Inc.	5.000%	11/17/25	30	30
	Philip Morris International Inc.	0.875%	5/1/26	60	53
	Philip Morris International Inc.	5.125%	11/17/27	20	20
	Philip Morris International Inc.	5.625%	11/17/29	20	20
	Philip Morris International Inc.	5.750%	11/17/32	20	20
	Pioneer Natural Resources Co.	1.900%	8/15/30	50	39
	PNC Financial Services Group Inc.	5.354%	12/2/28	50	50
	Realty Income Corp.	4.625%	11/1/25	60	60
	Realty Income Corp.	2.200%	6/15/28	70	60
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	8	8
[4]	S&P Global Inc.	2.700%	3/1/29	160	141
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	50	46
[4]	SBL Holdings Inc.	5.000%	2/18/31	50	39
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	50	46
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	25	20
[4]	Scripps Escrow Inc.	5.875%	7/15/27	40	36
[4]	Spirit AeroSystems Inc.	7.500%	4/15/25	6	6
	Spirit AeroSystems Inc.	4.600%	6/15/28	29	24
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	25	26
	Spirit Realty LP	2.700%	2/15/32	25	19
	Take-Two Interactive Software Inc.	3.300%	3/28/24	15	15
	Take-Two Interactive Software Inc.	3.700%	4/14/27	10	9
	Take-Two Interactive Software Inc.	4.000%	4/14/32	10	9
[4]	Tap Rock Resources LLC	7.000%	10/1/26	40	37
	Targa Resources Partners LP	4.000%	1/15/32	8	7
	Teledyne Technologies Inc.	2.750%	4/1/31	30	25
[4]	Tenet Healthcare Corp.	6.250%	2/1/27	80	77
[4]	Tenet Healthcare Corp.	6.125%	10/1/28	40	36
[4]	Tenet Healthcare Corp.	4.250%	6/1/29	40	35
	Texas Instruments Inc.	2.900%	11/3/27	25	23
	Texas Instruments Inc.	4.600%	2/15/28	40	40
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	60	53
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	45	46
	T-Mobile USA Inc.	2.625%	4/15/26	85	78
	T-Mobile USA Inc.	2.625%	2/15/29	75	64
	T-Mobile USA Inc.	3.375%	4/15/29	50	44
	T-Mobile USA Inc.	3.875%	4/15/30	60	54
[4]	TopBuild Corp.	3.625%	3/15/29	50	41
[5]	Toyota Motor Credit Corp.	4.400%	9/20/24	100	99
	Toyota Motor Credit Corp.	3.050%	3/22/27	20	19
[4]	TransDigm Inc.	8.000%	12/15/25	35	35
[4]	TransDigm Inc.	6.250%	3/15/26	80	79
	TransDigm Inc.	4.875%	5/1/29	120	105
[5]	Truist Financial Corp.	6.123%	10/28/33	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.000%	4/15/27	25	23
[4]	United Airlines Inc.	4.375%	4/15/26	160	149
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	103	101
	UnitedHealth Group Inc.	5.250%	2/15/28	5	5
	UnitedHealth Group Inc.	5.300%	2/15/30	30	31
	UnitedHealth Group Inc.	5.350%	2/15/33	20	21
[4]	Univision Communications Inc.	7.375%	6/30/30	70	67
	US Bancorp	4.548%	7/22/28	50	49
[5]	US Bancorp	3.000%	7/30/29	25	22
	US Bancorp	4.967%	7/22/33	20	19
[4]	Vail Resorts Inc.	6.250%	5/15/25	70	70
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	120	105
	Verizon Communications Inc.	2.355%	3/15/32	35	28
	Viatris Inc.	2.300%	6/22/27	90	77
[5]	Virginia Electric & Power Co.	2.875%	7/15/29	40	35
[4]	Vistra Operations Co. LLC	5.125%	5/13/25	25	24
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	80	74
	VMware Inc.	4.700%	5/15/30	81	75
	Walmart Inc.	3.900%	9/9/25	79	78
[4]	Warnermedia Holdings Inc.	3.428%	3/15/24	20	19
[4]	Warnermedia Holdings Inc.	3.755%	3/15/27	16	14
[4]	Warnermedia Holdings Inc.	4.054%	3/15/29	40	35
[4]	Warnermedia Holdings Inc.	4.279%	3/15/32	30	25
[5]	Wells Fargo & Co.	4.100%	6/3/26	50	48
	Western Midstream Operating LP	4.500%	3/1/28	55	50
	Western Midstream Operating LP	4.750%	8/15/28	27	25
	Western Midstream Operating LP	4.300%	2/1/30	50	44
	Willis North America Inc.	4.500%	9/15/28	35	33
[4]	WMG Acquisition Corp.	3.750%	12/1/29	125	107
[4]	Wynn Resorts Finance LLC	7.750%	4/15/25	40	40
	Xcel Energy Inc.	4.000%	6/15/28	50	48
	Xcel Energy Inc.	4.600%	6/1/32	50	48
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	190	141
	Zoetis Inc.	5.400%	11/14/25	25	26
					14,474
Total Corporate Bonds (Cost $18,532)					17,003
Floating Rate Loan Interests (5.2%)
Canada (0.7%)
[6]	Bombardier Recreational Products Inc. Incremental Loan, TSFR1M + 3.500%	7.898%	12/13/29	150	147
United States (4.5%)
[6]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	8.993%	4/20/28	55	55
[6]	Axalta Coating Systems Dutch Holding B B.V. Term Loan B, TSFR3M + 3.000%	7.506%	12/20/29	50	50
[6]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	9.667%	2/1/27	54	41
[6]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.500%	9.080%	7/6/29	50	50
[6,7]	Chart Industries Inc. Term Loan B, TSFR1M + 3.750%	—%	12/7/29	20	20
[6]	Churchill Downs Inc. Term Loan B, 1M USD LIBOR + 2.000%	6.390%	12/27/24	49	49
[6]	Clarios Global LP First Lien Dollar Term Loan, 1M USD LIBOR + 3.250%	7.634%	4/30/26	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	DaVita Inc. Tranche B-1 Term Loan, 1M USD LIBOR + 1.750%	6.134%	8/12/26	45	43
[6]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	9.384%	8/2/27	43	41
[6]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	8.680%	7/21/28	36	34
[6]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	7.653%	7/21/28	4	4
[6]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	7.974%	3/1/29	40	37
[6]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	7.634%	10/23/28	50	47
[6]	Mileage Plus Holdings LLC Initial Term Loan, 3M USD LIBOR + 5.250%	9.996%	6/21/27	52	54
[6]	SBA Senior Finance II LLC Initial Term Loan, 1M USD LIBOR + 1.750%	6.140%	4/11/25	30	30
[6]	SkyMiles IP Ltd. Initial Term Loan, 3M USD LIBOR + 3.750%	7.993%	10/20/27	245	249
[6]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	6.673%	3/22/29	20	20
[6]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	6.673%	3/22/29	31	30
[6]	TIBCO Software Inc. Dollar Term Loan B, TSFR3M + 4.500%	9.180%	3/30/29	25	22
[6]	TransDigm Inc. Tranche H Term Loan, TSFR1M + 3.250%	7.567%	2/22/27	50	50
[6]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	6.134%	5/30/25	88	88
					1,019
Total Floating Rate Loan Interests (Cost $1,183)					1,166
Sovereign Bonds (8.2%)
Argentina (0.3%)
[5]	Argentine Republic	0.500%	7/9/30	300	81
Colombia (0.6%)
[5]	Republic of Colombia	5.000%	6/15/45	200	137
Ecuador (0.2%)
[5]	Republic of Ecuador	1.500%	7/31/40	95	39
Egypt (0.6%)
[5]	Arab Republic of Egypt	8.700%	3/1/49	200	134
El Salvador (0.2%)
[5]	Republic of El Salvador	8.625%	2/28/29	85	37
Gabon (0.7%)
[5]	Gabonese Republic	7.000%	11/24/31	200	164
Indonesia (0.8%)
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	200	178
Mexico (1.4%)
	Petroleos Mexicanos	6.500%	6/2/41	31	20
	Petroleos Mexicanos	6.750%	9/21/47	159	102
	Petroleos Mexicanos	6.350%	2/12/48	69	42
[5,8]	United Mexican States	10.000%	11/20/36	2,600	143
					307
Nigeria (0.6%)
[5]	Federal Republic of Nigeria	7.625%	11/28/47	200	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Peru (1.0%)
[5]	Petroleos del Peru SA	5.625%	6/19/47	350	228
South Africa (0.9%)
	Republic of South Africa	5.875%	4/20/32	220	198
Ukraine (0.2%)
[5,9]	Ukraine Government Bond	7.375%	9/25/34	300	55
Uzbekistan (0.7%)
[4,5]	Uzbekneftegaz JSC	4.750%	11/16/28	200	160
Total Sovereign Bonds (Cost $2,490)					1,846
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[10]	Vanguard Market Liquidity Fund (Cost $44)	4.334%		437	44
Total Investments (100.2%) (Cost $24,800)					22,544
Other Assets and Liabilities—Net (-0.2%)					(40)
Net Assets (100%)					22,504
Cost is in $000.
1	Securities with a value of $16,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $21,000 have been segregated as initial margin for open futures contracts.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2022.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $8,456,000, representing 37.6% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Represents an unsettled loan as of December 31, 2022. The coupon rate is not known until the settlement date.
8	Face amount denominated in Mexican pesos.
9	Non-income-producing security—security in default.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	1	205	(1)
10-Year U.S. Treasury Note	March 2023	1	112	(2)
Long U.S. Treasury Bond	March 2023	1	126	(6)
Ultra 10-Year U.S. Treasury Note	March 2023	3	355	(1)
Ultra Long U.S. Treasury Bond	March 2023	1	134	—
				(10)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2023	(2)	(216)	1
				(9)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Credit Agricole CIB	1/31/23	EUR	170	USD	181	1	—
JPMorgan Chase Bank, N.A.	1/31/23	USD	182	EUR	172	—	(2)
BNP Paribas	1/31/23	USD	13	EUR	13	—	—
Goldman Sachs Bank USA	1/31/23	USD	151	MXN	2,999	—	(2)
						1	(4)
EUR—euro.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S39-V1	12/20/27	USD	350	1.000	3	4
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	60	1.000	—	—	—	—
AT&T Inc./Baa2	12/20/23	BARC	10	1.000	—	—	—	—
Republic of Chile/A2	12/20/27	JPMC	510	1.000	(2)	(13)	11	—
United Mexican States/Baa2	12/20/27	BARC	655	1.000	(9)	(24)	15	—
					(11)	(37)	26	—
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,485	—	2,485
Corporate Bonds	—	17,003	—	17,003
Floating Rate Loan Interests	—	1,166	—	1,166
Sovereign Bonds	—	1,846	—	1,846
Temporary Cash Investments	44	—	—	44
Total	44	22,500	—	22,544

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
Forward Currency Contracts	—	1	—	1
Swap Contracts	4[1]	26	—	30
Total	5	27	—	32
Liabilities
Futures Contracts[1]	10	—	—	10
Forward Currency Contracts	—	4	—	4
Swap Contracts	—	—	—	—
Total	10	4	—	14
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.